Rockefeller US Small Cap Core Fund
Schedule of Investments
as of February 29, 2024 (Unaudited)

COMMON STOCKS - 96.3%	Shares	Value
Automobile Components - 3.6%
Gentherm, Inc.(a)	20,978	$1,192,809
XPEL, Inc.(a)	30,545	1,606,056
		2,798,865

Banks - 2.2%
First Bancorp.	50,184	1,712,278

Building Products - 4.9%
AAON, Inc.	22,410	1,881,992
AZEK Co., Inc.(a)	40,227	1,935,321
		3,817,313

Capital Markets - 8.8%
Donnelley Financial Solutions, Inc.(a)	37,957	2,450,504
PJT Partners, Inc. - Class A	18,531	1,953,167
StoneX Group, Inc.(a)	36,979	2,561,165
		6,964,836

Communications Equipment - 2.0%
Calix, Inc.(a)	44,303	1,544,846

Construction & Engineering - 1.6%
Sterling Infrastructure, Inc.(a)	11,601	1,237,131

Consumer Finance - 1.9%
FirstCash Holdings, Inc.	13,152	1,505,904

Diversified Consumer Services - 3.7%
Stride, Inc.(a)	48,400	2,891,900

Electrical Equipment - 3.1%
Atkore, Inc.	14,320	2,425,808

Electronic Equipment, Instruments & Components - 5.8%
Badger Meter, Inc.	9,768	1,550,084
CTS Corp.	26,895	1,198,441
Insight Enterprises, Inc.(a)	9,425	1,771,900
		4,520,425

Financial Services - 5.8%
AvidXchange Holdings, Inc.(a)	119,314	1,585,683
International Money Express, Inc.(a)	78,419	1,544,854
Walker & Dunlop, Inc.	14,683	1,400,465
		4,531,002

Food Products - 3.5%
SunOpta, Inc.(a)	401,160	2,820,155

Gas Utilities - 2.1%
ONE Gas, Inc.	27,916	1,663,794

Ground Transportation - 2.9%
ArcBest Corp.	15,770	2,252,902

Health Care Equipment & Supplies - 5.0%
Merit Medical Systems, Inc.(a)	39,649	3,021,254
Omnicell, Inc.(a)	33,937	890,507
		3,911,761

Health Care Providers & Services - 7.3%
Progyny, Inc.(a)	56,978	2,080,837
RadNet, Inc.(a)	38,973	1,475,518
US Physical Therapy, Inc.	20,303	2,157,599
		5,713,954

Insurance - 2.8%
Stewart Information Services Corp.	34,985	2,203,355

IT Services - 3.3%
Perficient, Inc.(a)	40,061	2,598,757

Machinery - 7.9%
ATS Corp.(a)	44,774	1,687,980
Enpro, Inc.	8,700	1,355,634
Mueller Industries, Inc.	60,908	3,129,453
		6,173,067

Media - 2.8%
TechTarget, Inc.(a)	70,334	2,230,291

Mortgage Real Estate Investment Trusts (REITs) - 2.0%
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	62,108	1,563,258

Professional Services - 6.1%
Huron Consulting Group, Inc.(a)	14,173	1,390,796
Korn Ferry	38,490	2,450,274
Paycor HCM, Inc.(a)	46,224	976,251
		4,817,321

Software - 6.1%
Agilysys, Inc.(a)	13,595	1,057,691
PROS Holdings, Inc.(a)	104,051	3,719,823
		4,777,514

Trading Companies & Distributors - 1.1%
Applied Industrial Technologies, Inc.	4,386	832,858
TOTAL COMMON STOCKS (Cost $69,764,000)		75,509,295

SHORT-TERM INVESTMENTS - 3.3%
Money Market Funds - 3.3%	Shares
Invesco Government & Agency Portfolio - Class Institutional, 5.24%(b)	2,597,544	2,597,544

TOTAL SHORT-TERM INVESTMENTS (Cost $2,597,544)		2,597,544

TOTAL INVESTMENTS - 99.6% (Cost $72,361,544)		$78,106,839
Other Assets in Excess of Liabilities - 0.4%		344,539
TOTAL NET ASSETS - 100.0%		$78,451,378

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day effective yield as of February 29, 2024.

Notes to Schedule of Investments
February 29, 2024 (Unaudited)

Investment Valuation

Each equity security owned by the Fund that is listed on a securities exchange, except for securities listed on the NASDAQ Stock Market LLC (“NASDAQ”), is valued at its last sale price at the close of that exchange on the date as of which assets are valued. If a security is listed on more than one exchange, the Fund will use the price on the exchange that the Fund generally considers to be the principal exchange on which the security is traded.

Fund securities, including common stocks, preferred stocks and exchange traded funds, listed on NASDAQ will be valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. If, on a particular day, an exchange-listed or NASDAQ security does not trade, then: (i) the security is valued at the mean between the most recent quoted bid and asked prices at the close of the exchange on such day; or (ii) the security is valued at the latest sales price on the Composite Market for the day such security is being valued. “Composite Market” means a consolidation of the trade information provided by national securities and foreign exchanges and the over-the-counter markets as published by an approved independent pricing service (“Pricing Service”).

Foreign securities will be priced in their local currencies as of the close of their primary exchange or market or as of the time the Fund calculates its NAV, whichever is earlier. Foreign securities, currencies and other assets denominated in foreign currencies are then translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar using the applicable currency exchange rates as of the close of the New York Stock Exchange (“NYSE”), generally 4:00 p.m. Eastern Time.

Foreign securities are traded on foreign exchanges which typically close before the close of business on each day on which the NYSE is open. Each security trading on these exchanges may be valued utilizing a systematic fair valuation model provided by a pricing service. The valuation of each security that meets certain criteria in relation to the valuation model is systematically adjusted to reflect the impact of movement in the U.S. market after the foreign markets close and are classified as Level 2 securities. Securities that do not meet the criteria, or that are principally traded in other foreign markets, are valued as of the last reported sale price at the time the Fund determines its NAV, or when reliable market prices or quotations are not readily available, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time.

Redeemable securities issued by open-end, registered investment companies, including money market mutual funds, are valued at the NAVs of such companies for purchase and/ or redemption orders placed on that day. If, on a particular day, a share of an investment company is not listed on NASDAQ, such security’s fair value will be determined. When market quotations are not readily available, any security or other financial instrument is valued at its fair value in accordance with Rule 2a-5 of the 1940 Act as determined under procedures, subject to oversight by the Trust’s Board of Trustees. These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual fair market value. The intended effect of using fair value pricing procedures is to ensure that the Fund is accurately priced. The Adviser will regularly evaluate whether the Fund's fair value pricing procedures continue to be appropriate in light of the specific circumstances of the Fund and the quality of prices obtained through the application of such procedures.

The Trust has adopted Statement of Financial Accounting Standards, “Fair Value Measurements and Disclosures,” which requires the Fund to classify its securities based on a valuation method. These inputs are summarized in the three broad levels listed below:

• Level 1—Quoted prices in active markets for identical securities.

• Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

• Level 3—Significant unobservable inputs (including a Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund's investments carried at fair value as of February 29, 2024:

Notes to Schedule of Investments (Continued)
February 29, 2024 (Unaudited)

Rockefeller US Small Cap Core Fund
	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$75,509,295	$–	$–	$75,509,295
Money Market Funds	2,597,544	–	–	2,597,544
Total Assets	$78,106,839	$–	$–	$78,106,839

Refer to the Schedule of Investments for industry classifications.